Contingencies, Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2017
Insurance-related Assessments
Loss Contingencies [Line Items]
Schedule of Loss Contingencies by Contingency
Assets and liabilities held for insolvency assessments were as follows:

	December 31,
	2017	2016
	(In millions)
Other Assets:
Premium tax offset for future discounted and undiscounted assessments	$14	$13
Premium tax offsets currently available for paid assessments	5	9
Total	$19	$22
Other Liabilities:
Insolvency assessments	$18	$17